Document and Entity Information	Sep. 12, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001766363
Document Type	8-K/A
Document Period End Date	Sep. 12, 2023
Entity Registrant Name	Endeavor Group Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40373
Entity Tax Identification Number	83-3340169
Entity Address, Address Line One	9601 Wilshire Boulevard
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(310)
Local Phone Number	285-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.00001 par value per share
Trading Symbol	EDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K (the “Original Form 8-K”) filed with the United States Securities and Exchange Commission (the “SEC”) by Endeavor Group Holdings, Inc. (the “Company”) on September 12, 2023 (the “Closing Date”), on the Closing Date, the Company completed the transactions contemplated by the Transaction Agreement, dated as of April 2, 2023, by and among the Company, TKO Group Holdings, Inc. (f/k/a New Whale Inc.) (“TKO”), Endeavor Operating Company, LLC, TKO Operating Company, LLC (f/k/a Zuffa Parent, LLC), World Wrestling Entertainment, Inc. (“WWE”), and Whale Merger Sub Inc. (the “Transactions”). As a result of the Transactions, TKO became a consolidated subsidiary of the Company. This Form 8-K/A has been filed to amend and supplement the Original Form 8-K and provide the financial statements described in Item 9.01 below, which were not previously filed with the Original Form 8-K, and which are permitted to be filed by amendment no later than 71 calendar days after the date that the Original Form 8-K was required to be filed with the SEC. No other changes have been made to the Original Form 8-K. The pro forma financial information included as Exhibit 99.1 to this Form 8-K/A has been presented for illustrative purposes only, as required by Form 8-K, and is not intended to, and does not purport to, represent what the combined company’s actual results or financial condition would have been if the Transactions had occurred on the relevant date, and is not intended to project the future results or financial condition that the combined company may achieve following the Transactions.